Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Cash [abstract]
Cash	¥ 1,062,952		¥ 703,138
Deposits with banks	56,700,489		53,992,931
Total cash and deposits with banks	¥ 57,763,441	¥ 54,645,472	¥ 54,696,069	¥ 47,330,155